Annual Total Returns [BarChart] - First Trust Health Care AlphaDEX Fund - First Trust Health Care AlphaDEX Fund	Dec. 01, 2020
Bar Chart Table:
2010	19.04%
2011	5.76%
2012	20.81%
2013	47.46%
2014	25.40%
2015	0.23%
2016	(5.20%)
2017	21.78%
2018	(1.26%)
2019	22.31%